Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of revision on the company's financial statement

Balance Sheet as of January 19, 2021 (audited)	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$188,080,750	$18,919,250	$207,000,000
Class A common stock	$189	$(189)	$—
Additional paid-in capital	$6,323,303	$(6,323,303)	$—
Accumulated deficit	$(51,506)	$(12,595,758)	$(12,647,264)
Total Stockholders’ Equity (Deficit)	$6,272,504	$(18,919,250)	$(12,646,746)

Balance Sheet as of March 31, 2021 (unaudited)
Class A common stock subject to possible redemption	$190,439,030	$16,560,970	$207,000,000
Class A common stock	$166	$(166)	$—
Additional paid-in capital	$3,959,047	$(3,959,047)	$—
Accumulated deficit	$1,040,271	$(12,601,757)	$(11,561,486)
Total Stockholders’ Equity (Deficit)	$5,000,002	$(16,560,970)	$(11,560,968)

Balance Sheet as of June 30, 2021 (unaudited)
Class A common stock subject to possible redemption	$187,414,590	$19,585,410	$207,000,000
Class A common stock	$196	$(196)	$—
Additional paid-in capital	$6,983,457	$(6,983,457)	$—
Accumulated deficit	$(1,984,165)	$(12,601,757)	$(14,585,922)
Total Stockholders’ Equity (Deficit)	$5,000,006	$(19,585,410)	$(14,585,404)

Schedule of statement of cash flows

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Initial classification of Class A ordinary shares subject to possible redemption	$190,439,030	$16,560,970	$207,000,000
Change in value of Class A ordinary shares subject to possible redemption	(12,816,720)	12,816,720	—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$187,414,590	$19,585,410	$207,000,000
Change in value of Class A ordinary shares subject to possible redemption	(3,024,440)	3,204,440	—

Schedule of statement of changes in stockholders' equity
Statement of Changes in Stockholders’ Equity (Deficit) March 31, 2021	As Previously Reported	Adjustment	As Restated
Sale of 20,700,000 Class A shares, net of underwriting discounts	$194,373,761	$(194,373,761)	$—
Accretion for Class A common stock to redemption amount	—	(12,626,239)	(12,626,239)
Change in value of Class A common stock subject to redemption	(190,439,030)	190,439,030	—
Total stockholders’ equity (deficit)	5,000,002	(16,560,970)	(11,560,968)

Statement of Changes in Stockholders’ Equity (Deficit) June 30, 2021
Change in value of Class A common stock subject to redemption	$3,024,440	$(3,024,440)	$—
Total stockholders’ equity (deficit)	5,000,006	(19,585,410)	(14,585,404)

Schedule of weighted average shares outstanding basic and diluted

	As Previously Reported For the Three Months Ended March 31, 2021	As Restated For the Three Months Ended March 31, 2021	As Previously Reported For the Three Months Ended June 30, 2021	As Restated For the Three Months Ended June 30, 2021	As Previously Reported For the Six Months Ended June 30, 2021	As Restated For the Six Months Ended June 30, 2021
Basic and diluted weighted average shares outstanding, Class A common stock	20,700,000	16,560,000	20,700,000	20,700,000	20,700,000	18,641,436
Basic and diluted net loss per share, Class A common stock	$—	$0.05	$—	$(0.12)	$—	$(0.08)
Basic and diluted weighted average shares outstanding, Class B common stock	5,032,500	5,040,000	5,175,000	5,175,000	5,107,873	5,107,873
Basic and diluted net loss per share, Class B common stock	$0.21	$0.05	$(0.58)	$(0.12)	$(0.39)	$(0.08)